Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Reconcilement of gross unrecognized tax benefits

The following table provides a reconciliation of the beginning and ending amounts of gross unrecognized tax benefits:

(dollar amounts in thousands)	2013	2012

Unrecognized tax benefits at beginning of year	$6,246	$11,896
Gross decreases for tax positions taken during prior years	(5,048)	(5,650)
Settlements with taxing authorities	(494)	---
Unrecognized tax benefits at end of year	$704	$6,246

Summary of provision (benefit) for income taxes

The following is a summary of the provision (benefit) for income taxes:

	Year Ended December 31,
(dollar amounts in thousands)	2013	2012	2011
Current tax provision (benefit)
Federal	$117,174	$35,387	$28,867
State	4,278	6,966	(5,040)
Total current tax provision (benefit)	121,452	42,353	23,827
Deferred tax provision (benefit)
Federal	112,681	193,211	148,244
State	(6,659)	(33,273)	484
Total deferred tax provision (benefit)	106,022	159,938	148,728
Provision for income taxes	$227,474	$202,291	$172,555

Reconcilement of provision (benefit) for income taxes

The following is a reconcilement of provision for income taxes:

	Year Ended December 31,
(dollar amounts in thousands)	2013	2012	2011
Provision for income taxes computed at the statutory rate	$304,065	$291,753	$251,625
Increases (decreases):
Tax-exempt income	(34,378)	(15,752)	(9,695)
Tax-exempt bank owned life insurance income	(19,747)	(19,151)	(21,169)
Dividends	---	---	(17,744)
General business credits	(39,868)	(49,654)	(31,269)
State deferred tax asset valuation allowance adjustment, net	(6,020)	(21,251)	---
Capital loss	(961)	(18,659)	(7,000)
Affordable housing investment amortization, net of tax benefits	16,851	28,855	9,824
State income taxes, net	4,472	4,152	(2,962)
Other	3,060	1,998	945
Provision for income taxes	$227,474	$202,291	$172,555

Significant components of deferred tax assets and liabilities
The significant components of deferred tax assets and liabilities at December 31, were as follows:
	At December 31,
(dollar amounts in thousands)	2013	2012
Deferred tax assets:
Allowances for credit losses	$244,684	$282,175
Net operating and other loss carryforward	153,826	117,435
Fair value adjustments	115,874	84,740
Tax credit carryforward	50,137	97,797
Accrued expense/prepaid	39,636	39,813
Market discount	20,671	---
Partnership investments	13,552	8,731
Purchase accounting adjustments	14,096	8,383
Other	10,437	17,883
Total deferred tax assets	662,913	656,957

Deferred tax liabilities:
Lease financing	146,814	122,395
Loan origination costs	82,345	61,189
Mortgage servicing rights	48,007	30,686
Operating assets	46,524	35,655
Purchase accounting adjustments	39,578	50,704
Securities adjustments	33,719	30,713
Pension and other employee benefits	12,608	33,898
Other	11,313	21,447
Total deferred tax liabilities	420,908	386,687
Net deferred tax asset before valuation allowance	242,005	270,270
Valuation allowance	(111,435)	(64,812)
Net deferred tax asset	$130,570	$205,458